Cash and Cash Equivalents - Disclosure of Detailed Information About Cash and Cash Equivalents (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 33,564,857	$ 28,499,449
Cash and cash equivalents	$ 33,564,857	$ 28,499,449	$ 4,577,747	$ 13,985,477